Employee Benefit Plan, Tax Status	12 Months Ended
Dec. 31, 2025
EBP940479804061
EBP, Tax Status [Line Items]
EBP, Tax Status
Note 5 - Tax Status
The Internal Revenue Service ("IRS") has determined and informed the Company by letter dated December 23, 2015 that the Plan and related trust are designed in accordance with applicable sections of the Internal Revenue Code ("IRC"). Although the Plan has been amended since receiving the determination letter, the Plan administrator and the Plan's tax and ERISA counsel believe that the Plan is designed and is currently being operated in compliance with the applicable provisions of the IRC, and therefore, believe that the Plan is qualified and the related trust is tax-exempt.
In accordance with U.S. GAAP, plan management analyzed the tax positions taken by the Plan and concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan administrator believes the Plan is no longer subject to income tax examinations for years prior to 2022.